COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Operating lease right-of-use assets	$ 4,531,784		$ 3,886,045	$ 0
Operating lease liabilities	4,726,609		3,931,580
Lease expense	2,109,462
Rent and utility	22,500	$ 23,641
Customer liability	$ 338,725		$ 338,725	$ 338,725